Financial risk management - Summary of Derivative Contracts (Details) ton in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ton	Dec. 31, 2017 USD ($) ton
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	216,195	347,451
Notional amount	$ 55,828	$ 130,069
Fair Value Asset/ (Liability)	6,032	3,965
Loss/(Gain)	$ 12,885	$ 3,336
Corn | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	(97)	(33)
Notional amount	$ (14,791)	$ (3,198)
Fair Value Asset/ (Liability)	(209)	48
Loss/(Gain)	$ (209)	$ 361
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	25	83
Notional amount	$ 8,089	$ 19,195
Fair Value Asset/ (Liability)	527	670
Loss/(Gain)	$ 177	$ (765)
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	(14)	(45)
Notional amount	$ (2,483)	$ (7,083)
Fair Value Asset/ (Liability)	(11)	(38)
Loss/(Gain)	$ (85)	$ (38)
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	208,837	343,874
Notional amount	$ 64,753	$ 121,072
Fair Value Asset/ (Liability)	5,483	3,231
Loss/(Gain)	$ 12,765	$ 3,808
Sugar | Buy put
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	6,326
Notional amount	$ 128
Fair Value Asset/ (Liability)	267
Loss/(Gain)	$ 393
Sugar | Sell call
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	1,118
Notional amount	$ 132
Fair Value Asset/ (Liability)	(25)
Loss/(Gain)	$ (156)
Sugar | Sell put
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton		3,572
Notional amount		$ 83
Fair Value Asset/ (Liability)		54
Loss/(Gain)		$ (30)